Acquisitions - Copper Mines consideration (Details) - Copper Mines Of Tasmania Proprietary Limited R in Millions, $ in Millions, $ in Millions		12 Months Ended
	Nov. 17, 2023 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 AUD ($)	Nov. 17, 2023 ZAR (R)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in entity	100.00%	100.00%	100.00%
Consideration	$ 10	R 186		R 186
Consideration, incl transaction cost				R 261
Transaction costs		R 75	$ 6